Discontinued Operations (Details) - Schedule of consolidated statements of operations from discontinued operations - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Apr. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Oct. 23, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Furniture and appliances revenue			$ 15,285,031		$ 24,962,209	$ 34,668,113	$ 42,715,266
OPERATING EXPENSES
Cost of sales	128,129		12,958,779	298,050	21,325,217	28,596,127	35,613,453
Personnel costs	63,224		1,445,149	485,774	3,209,599	2,909,752	4,715,687
Depreciation and amortization				248,179		271,036	276,914	$ 1,447,077	$ 1,352,872
General and administrative	42,556		2,283,060	290,872	4,091,564	4,608,434	7,022,720
TOTAL OPERATING EXPENSES	307,064		17,173,789	1,548,188	29,620,181	7,789,221	47,628,774
NET LOSS FROM OPERATIONS	(27,137)		(804,855)	(611,137)	(2,839,899)	(1,717,238)	(4,919,059)
OTHER INCOME (EXPENSE)
Financing costs						(520,160)	(757,646)
Loss on extinguishment of debt							(1,756,095)
Interest expense, net						(683,211)	(604,909)
Loss on acquisition receivable							(809,000)
Change in warrant liability						106,900	(2,127,656)
Interest income							9,674
Other income (expense)			3,942	1,200	6,325	15,010
TOTAL OTHER INCOME (EXPENSE)	89,032		(4,272,372)	851,542	(4,803,910)	(1,049,215)	(6,045,632)
NET LOSS BEFORE INCOME TAXES		$ 61,895	(5,077,228)	240,405	(7,643,810)	(2,766,453)	(10,964,691)	(10,964,688)	(2,766,453)
INCOME TAX BENEFIT			938,952		1,436,752	(698,303)	(698,303)
NET LOSS BEFORE NON-CONTROLLING INTERESTS	61,895		(4,138,275)	240,405	(6,207,057)	(2,068,150)	(11,662,984)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS		$ 27,853	(1,259,699)	108,182	(1,997,884)	(620,445)	(4,491,222)	$ 4,491,220	$ 620,445
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$ 34,042		$ (2,878,576)	$ 132,223	$ (4,209,173)	$ (1,447,705)	$ (7,172,772)